Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	5,843	$ 7,024
International Equity Funds - 21.3%
Transamerica Emerging Markets Opportunities (C)	3,227,062	25,655,141
Transamerica International Equity (C)	4,794,311	104,084,499
Transamerica International Focus (C)	6,561,326	55,377,589
Transamerica International Small Cap Value (C)	754,893	11,957,506
Transamerica International Stock (C)	9,177,779	114,997,569
		312,072,304
International Fixed Income Fund - 3.5%
Transamerica Emerging Markets Debt (C)	5,497,801	50,744,703
U.S. Equity Funds - 47.0%
Transamerica Capital Growth (B)(C)	3,579,357	28,491,679
Transamerica Large Cap Value (C)	20,021,456	290,711,544
Transamerica Mid Cap Growth (B)(C)	1,629,306	15,380,650
Transamerica Mid Cap Value Opportunities (C)	1,088,167	12,894,775
Transamerica Small Cap Growth (C)	1,371,666	9,711,398
Transamerica Small Cap Value (C)	1,182,764	7,510,551
Transamerica Sustainable Equity Income (C)	4,283,095	35,592,518
Transamerica US Growth (C)	9,116,056	288,978,990
		689,272,105
U.S. Fixed Income Funds - 25.8%
Transamerica Bond (C)	9,499,464	76,850,663
Transamerica Core Bond (C)	20,536,233	177,227,695
Transamerica Floating Rate (C)	1,613,896	14,589,621
Transamerica High Yield Bond (C)	1,798,734	14,623,703
Transamerica Inflation Opportunities (C)	4,990,462	48,756,814
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	4,704,448	$ 45,350,876
Transamerica Short-Term Bond (C)	2,305	22,587
		377,421,959
U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure (C)	2,351,684	18,225,552
Total Investment Companies (Cost $1,155,556,520)		1,447,743,647
EXCHANGE-TRADED FUNDS - 0.3%
U.S. Equity Funds - 0.3%
Alerian MLP ETF	15,241	732,787
Energy Select Sector SPDR Fund	44,752	4,171,334
Total Exchange-Traded Funds (Cost $4,896,438)		4,904,121

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2024, to be repurchased at $8,270,271 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $8,435,220.	$ 8,269,697	8,269,697
Total Repurchase Agreement (Cost $8,269,697)		8,269,697
Total Investments (Cost $1,168,722,655)		1,460,917,465
Net Other Assets (Liabilities) - 0.3%		4,357,915
Net Assets - 100.0%		$ 1,465,275,380
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	378	09/19/2024	$41,213,341	$42,265,125	$1,051,784	$—
EURO STOXX 50® Index	58	09/20/2024	3,086,199	3,074,499	—	(11,700)
S&P 500® E-Mini Index	200	09/20/2024	55,283,746	55,580,000	296,254	—
TOPIX Index	37	09/12/2024	6,861,659	6,908,247	46,588	—
Total Futures Contracts					$1,394,626	$(11,700)
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,447,736,623	$—	$—	$1,447,736,623
Exchange-Traded Funds	4,904,121	—	—	4,904,121
Repurchase Agreement	—	8,269,697	—	8,269,697
Total	$1,452,640,744	$8,269,697	$—	$1,460,910,441
Investment Companies Measured at Net Asset Value (D)				7,024
Total Investments				$1,460,917,465
Other Financial Instruments
Futures Contracts (H)	$1,394,626	$—	$—	$1,394,626
Total Other Financial Instruments	$1,394,626	$—	$—	$1,394,626
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(11,700)	$—	$—	$(11,700)
Total Other Financial Instruments	$(11,700)	$—	$—	$(11,700)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$58,858,462	$15,912,421	$(2,000,000)	$(71,157)	$4,150,937	$76,850,663	9,499,464	$2,412,421	$—
Transamerica Capital Growth	10,527,201	15,799,999	(2,500,000)	(487,267)	5,151,746	28,491,679	3,579,357	—	—
Transamerica Core Bond	151,166,677	23,176,892	(7,100,000)	(634,486)	10,618,612	177,227,695	20,536,233	5,676,892	—
Transamerica Emerging Markets Debt	34,310,346	15,109,508	(2,000,000)	31,332	3,293,517	50,744,703	5,497,801	1,805,543	—
Transamerica Emerging Markets Opportunities	31,206,174	932,966	(10,500,000)	(2,473,950)	6,489,951	25,655,141	3,227,062	932,966	—
Transamerica Energy Infrastructure	14,205,664	971,948	—	—	3,047,940	18,225,552	2,351,684	971,948	—
Transamerica Floating Rate	—	14,582,505	—	(3)	7,119	14,589,621	1,613,896	582,505	—
Transamerica Global Allocation Liquidating Trust	7,264	—	—	—	(240)	7,024	5,843	—	—
Transamerica High Yield Bond	286,687	14,217,001	—	(1)	120,016	14,623,703	1,798,734	517,001	—
Transamerica Inflation Opportunities	42,175,720	4,738,941	(1,000,000)	(20,668)	2,862,821	48,756,814	4,990,462	837,678	—
Transamerica International Equity	146,910,633	5,221,720	(71,000,000)	11,833,975	11,118,171	104,084,499	4,794,311	5,221,720	—
Transamerica International Focus	41,552,007	11,537,125	(2,500,000)	78,302	4,710,155	55,377,589	6,561,326	1,491,172	2,045,953
Transamerica International Small Cap Value	13,433,555	464,622	(5,000,000)	1,263,923	1,795,406	11,957,506	754,893	464,622	—
Transamerica International Stock	54,551,905	46,014,497	(5,000,000)	923,852	18,507,315	114,997,569	9,177,779	2,014,497	—
Transamerica Large Cap Value	205,892,389	62,423,968	(26,500,000)	2,596,682	46,298,505	290,711,544	20,021,456	2,441,251	15,982,717
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$—	$45,580,863	$—	$—	$(229,987)	$45,350,876	4,704,448	$1,079,863	$—
Transamerica Mid Cap Growth	23,112,048	—	(13,500,000)	(397,733)	6,166,335	15,380,650	1,629,306	—	—
Transamerica Mid Cap Value Opportunities	17,736,295	946,398	(8,000,000)	15,645	2,196,437	12,894,775	1,088,167	201,786	744,612
Transamerica Short-Term Bond	63,927,909	626,285	(65,889,099)	814,174	543,318	22,587	2,305	626,285	—
Transamerica Small Cap Growth	6,881,141	1,346,281	—	—	1,483,976	9,711,398	1,371,666	—	346,281
Transamerica Small Cap Value	5,476,506	192,998	—	—	1,841,047	7,510,551	1,182,764	192,998	—
Transamerica Sustainable Equity Income	67,931,647	795,357	(46,000,000)	1,165,576	11,699,938	35,592,518	4,283,095	795,357	—
Transamerica US Growth	293,846,034	10,986,015	(98,500,000)	3,942,535	78,704,406	288,978,990	9,116,056	—	10,986,015
Total	$1,283,996,264	$291,578,310	$(366,989,099)	$18,580,731	$220,577,441	$1,447,743,647	117,788,108	$28,266,505	$30,105,578

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$7,024	0.0%(A)

(F)	Rate disclosed reflects the yield at July 31, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds